Loans and Notes (Details)										1 Months Ended	3 Months Ended			12 Months Ended
		Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Sep. 28, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares	Aug. 15, 2022 USD ($) shares	Jun. 27, 2022 USD ($)	May 13, 2022 USD ($) $ / shares	Jan. 03, 2022 USD ($)	Feb. 29, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 14, 2023 $ / shares	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 27, 2022 MYR (RM)	May 13, 2022 MYR (RM)	Dec. 31, 2021 USD ($)	Nov. 13, 2020 USD ($) $ / shares
Loans and Notes [Line Items]
Interest expenses											$ 758		$ 1,974	$ 4,465	$ 4,437
Convertible notes			$ 1,782,710											1,782,710
Amortization of debt discount amount													238,882	358,284	1,290,050
Convertible notes payable															4,791,716
Interest expenses													$ 45,222
Amortization of debt discount														0	46,296
Insurance Loan Two [Member
Loans and Notes [Line Items]
Short term loan										$ 74,078
Instalments amount										$ 6,573
Interest rate										9.50%
Remaining balance of insurance loan		19,411	38,371
Convertible Notes [Member]
Loans and Notes [Line Items]
Percentage of initial principal amount.					92.00%
Conversion price (in Dollars per share) | $ / shares																						$ 4
Principal amount		440,000	440,000								$ 440,000			440,000
Per share price (in Dollars per share) | $ / shares																						$ 5.48
Accrued interest														$ 28,360
Repaid principal balance												$ 3,367,290
Purchase discount percentage											8.00%			8.00%
Interest expenses														$ 69,041	85,184
Debt discount amount																						$ 212,360
Amortization of debt discount														$ 0	950,360
Unamortized discount						$ 1,877,620
Triggered Principal Amount [Member]
Loans and Notes [Line Items]
Outstanding principal amount				$ 1,000,000
Redemption premium percentage				7.00%
First Insurance Funding [Member] | Premium Finance Agreement [Member]
Loans and Notes [Line Items]
Interest rate					5.90%
Tranche 1 [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Unsecured convertible notes															2,000,000
Conversion price (in Dollars per share) | $ / shares					$ 1.55
Per share price (in Dollars per share) | $ / shares					$ 1.56
Tranche 2 [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Unsecured convertible notes															3,500,000
Conversion price (in Dollars per share) | $ / shares																$ 1.3
Per share price (in Dollars per share) | $ / shares																$ 1.38
Common Stock [Member]
Loans and Notes [Line Items]
Pre reverse split (in Shares) | shares	[1]													8
Convertible notes															$ 2,437,574
Converted into shares (in Shares) | shares	[1]														5,047
Common Stock [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Pre reverse split (in Shares) | shares						530,900								2,822,472
Converted into shares (in Shares) | shares						7,585								40,322
YA II PN Ltd [Member]
Loans and Notes [Line Items]
Aggregate percentage traded on primary market											25.00%			25.00%
Convertible notes		3,500,000	3,500,000								$ 3,500,000			$ 3,500,000
Redemption premium														284,790
Amortization of debt discount amount														358,284
YA II PN Ltd [Member] | Convertible Debentures [Member]
Loans and Notes [Line Items]
Principal amount		$ 1,100,000	$ 1,100,000								$ 1,100,000			$ 1,100,000
YA II PN Ltd [Member] | Common Stock [Member]
Loans and Notes [Line Items]
Conversion of shares (in Shares) | shares											49,370			49,370
Pre reverse split (in Shares) | shares											3,455,894			3,455,894
Third Parties [Member]
Loans and Notes [Line Items]
Interest expenses loan amount														$ 0	$ 2,515
Accredited Investor [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Interest rate																						13.33%
Principal amount																						$ 2,123,600
Accredited Investor [Member] | Common Stock [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Additional share issued (in Shares) | shares						228
Pre reverse split (in Shares) | shares						15,927
5 Third Parties [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Principal amount																					$ 3,580,488
5 Related Parties [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Principal amount																					$ 2,437,574
Investor [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Interest rate			12.00%											12.00%
Conversion price (in Dollars per share) | $ / shares			$ 6.9											$ 6.9
Pre reverse split (in Shares) | shares						872,183
Convertible notes						$ 6,018,062
Per share price (in Dollars per share) | $ / shares			5.48											5.48
Converted into shares (in Shares) | shares						12,460
Related Parties [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Convertible notes						$ 2,437,574
Related Parties [Member] | Common Stock [Member]
Loans and Notes [Line Items]
Pre reverse split (in Shares) | shares						353,272
Converted into shares (in Shares) | shares						5,047
Premium Finance Agreement [Member] | First Insurance Funding [Member]
Loans and Notes [Line Items]
Short term loan					$ 264,563
Instalments amount					$ 27,177
Securities Purchase Agreement [Member]
Loans and Notes [Line Items]
Common stock conversion price (in Dollars per share) | $ / shares					$ 1.6204
Conversion price percentage					93.00%
Conversion price (in Dollars per share) | $ / shares					$ 0.25
Securities Purchase Agreement [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Interest rate					4.00%
Debt instrument, term					12 months
Agtiq Loan Agreement [Member] | Revolving Credit Facility [Member] | Agtiq Solutions Sdn Bhd [Member]
Loans and Notes [Line Items]
Loan facility to borrow							$ 700,000												RM 3,000,000
Interest rate							3.50%
Balance amount																		$ 668,923
Technovative Loan Agreement [Member] | Revolving Credit Facility [Member] | Technovative Hub Sdn Bhd [Member]
Loans and Notes [Line Items]
Loan facility to borrow							$ 1,000,000												RM 4,000,000
Interest rate							3.50%
Balance amount																		$ 748,724
Additional amount																	$ 567,215
Tophill Loan Agreement 1 [Member]
Loans and Notes [Line Items]
Loan facility to borrow									$ 4,800,000
Interest rate									3.50%
Percentage of public offering price									80.00%
Tophill Loan Agreement 2 [Member]
Loans and Notes [Line Items]
Loan facility to borrow								$ 11,900,000												RM 50,000,000
Interest rate								3.50%
Tophill Loan Agreement 2 [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Conversion price percentage								80.00%												80.00%
Conversion price (in Dollars per share) | $ / shares								$ 4.38
Per share price (in Dollars per share) | $ / shares								$ 5.48
Tophill Loan Agreement One And Two [Member]
Loans and Notes [Line Items]
Remaining principal and accrued interest						$ 8,639,307
Tophill Loan Agreement One And Two [Member] | Common Stock [Member]
Loans and Notes [Line Items]
Pre reverse split (in Shares) | shares						2,756,879
Converted into shares (in Shares) | shares						39,384
Private Placement [Member] | Unsecured Convertible Notes [Member]
Loans and Notes [Line Items]
Unsecured convertible notes					$ 5,500,000
IPO [Member]
Loans and Notes [Line Items]
Pre reverse split (in Shares) | shares						32,857
IPO [Member] | Investor [Member] | Convertible Notes [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 6.9											$ 6.9

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024